Employee benefits - Summary of Defined Contribution Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Japanese Plans [Member]
Disclosure of Detailed Information About Defined Contribution Plans Explanatory [Line Items]
Total defined contribution expenses	¥ 11,849	¥ 11,662	¥ 11,461
Foreign Plans [Member]
Disclosure of Detailed Information About Defined Contribution Plans Explanatory [Line Items]
Total defined contribution expenses	¥ 17,209	¥ 16,137	¥ 17,271